Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Balance at beginning of year	$ 3,451	$ 4,094	$ 4,094
Acquisition of Newport	7,762	0	0
Disposal of SI Trust Servicing	0	(643)	0
Balance at end of year	11,213	3,451	4,094
Goodwill, Impairment Loss	$ 0	$ 0	$ 0